Related Party Balances and Transactions (Details Narrative)			12 Months Ended
	Jul. 13, 2021 USD ($) integer	Jul. 06, 2020 USD ($) integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 31, 2020 USD ($)
Due to Related Parties, Current			$ 903,467	$ 1,047,512
Rent Income, net			64,231	23,001	$ 13,086
Rent Income			111,317	89,039	117,958
Tantech Bamboo [Member]
Real property						$ 800,000
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Due to Related Parties, Current			756,965	857,746
It represents information about related parties | Represents the information pertaining to advances to parent
Due to Related Parties, Current			146,502	189,766
Mr.Hengwei Chen [Member]
Rent Income			28,149	$ 66,038	36,332
Represents the information pertaining to Zhejiang Nongmi Food Co., Ltd. ("Nongmi Food"). | Tantech Bamboo [Member]
Monthly rent expense	$ 2,200	$ 5,900
Production facilities square meters | integer	1,180	1,914
Represents the information pertaining to Zhejiang Nongmi Biotechnology Co., Ltd. ("Nongmi Biotechnology") . | Tantech Bamboo [Member]
Monthly rent expense	$ 5,400
Production facilities square meters | integer	1,914
Forasen Group's [Member]
Building Pledged As Collateral For Loans							$ 1,400,000
Rent Income					68,540
Ms. Yefang Zhang [Member]
Rent Income			$ 18,937		$ 0